Schedule of non-current assets by location of assets (Details) - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Non-current assets	£ 1,152	£ 542	£ 17,158
UNITED KINGDOM
IfrsStatementLineItems [Line Items]
Non-current assets	1,152	542	12,775
SPAIN
IfrsStatementLineItems [Line Items]
Non-current assets	£ 0	£ 0	£ 4,383